Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Net sales	$ 17,610,092	$ 16,414,466	$ 16,090,744
Cost of sales	(14,050,737)	(12,487,282)	(9,895,070)
Gross profit	3,559,355	3,927,184	6,195,674
Selling, general and administrative expenses	(1,471,678)	(1,143,646)	(950,124)
Other operating (expense) income, net	110,337	(84,019)	25,586
Operating income	2,198,014	2,699,519	5,271,136
Finance expense	(125,376)	(46,737)	(26,997)
Finance income	255,009	75,145	62,912
Other financial (expenses) income, net	(6,179)	(98,541)	56,547
Equity in earnings of non-consolidated companies	105,305	37,114	400,732
Profit before income tax expense	1,320,782	2,666,500	5,764,330
Income tax expense	(334,408)	(573,728)	(1,397,139)
Profit for the year	986,374	2,092,772	4,367,191
Attributable to:
Owners of the parent	676,043	1,767,516	3,825,068
Non-controlling interest	$ 310,331	$ 325,256	$ 542,123
Weighted average number of shares outstanding (in shares)	1,963,076,776	1,963,076,776	1,963,076,776
Basic earnings per share for profit attributable to the owners of the parent (expressed in $ per share)	$ 0.34	$ 0.90	$ 1.95
Diluted earnings per share for profit attributable to the owners of the parent (expressed in $ per share)	$ 0.34	$ 0.90	$ 1.95
Usiminas
Disclosure of analysis of other comprehensive income by item [line items]
Effect related to the increase of the participation in Usiminas	$ (171,045)	$ 0	$ 0
Recycling of other comprehensive income related to Usiminas	$ (934,946)	$ 0	$ 0